Term deposits (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Term deposits	₨ 420,337	₨ 550,053
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Term deposits, maturity	6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Term deposits, maturity	3 years